UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-7080

Name of Fund:  MuniYield Michigan Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, MuniYield Michigan Insured Fund, Inc., 800 Scudders Mill Road,
   Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
   Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/04

Date of reporting period: 05/01/04 - 07/31/04

Item 1 - Schedule of Investments


MuniYield Michigan Insured Fund, Inc.

Schedule of Investments as of July 31, 2004                                                                  (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Michigan - 141.1%

                                 Adrian, Michigan, City School District, GO(d):
       AAA      Aaa    $ 2,000       5% due 5/01/2029                                                            $    2,004
       AAA      Aaa      1,600       5% due 5/01/2034                                                                 1,597

       AAA      Aaa      1,000   Allegan, Michigan, Public School District, GO, 5.75% due 5/01/2030(d)                1,073

                                 Belding, Michigan, Area Schools, GO, Refunding(c):
       AAA      Aaa        785       6.05% due 5/01/2006(e)                                                             848
       AAA      Aaa        215       6.05% due 5/01/2021                                                                229

       AAA      Aaa      5,000   Birmingham, Michigan, City School District, School Building and Site, GO,
                                 5% due 11/01/2033(d)                                                                 4,992

       AAA      Aaa      1,000   Central Montcalm, Michigan, Public Schools, GO, 5.90% due 5/01/2019(b)               1,107

       AAA      Aaa      1,000   Comstock Park, Michigan, Public Schools, GO, 5.75% due 5/01/2029(c)                  1,073

                                 Delta County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (Mead Westvaco-Escanaba):
       BBB      Baa2     1,500       AMT, Series B, 6.45% due 4/15/2023                                               1,550
       BBB      Baa2     2,000       Series A, 6.25% due 4/15/2027                                                    2,076

                                 Detroit, Michigan, City School District, GO, Series A:
       AAA      Aaa      1,000       5.50% due 5/01/2018(d)                                                           1,099
       AAA      Aaa      2,300       (School Building and Site Improvement), 5.375% due 5/01/2024(c)                  2,424

                                 Detroit, Michigan, GO(b):
       AAA      Aaa      1,400       5.50% due 4/01/2018                                                              1,527
       AAA      Aaa      1,325       5.50% due 4/01/2020                                                              1,435
       AAA      Aaa      2,705       Series B, 6% due 4/01/2015                                                       3,057

       AAA      Aaa      1,545   Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, Senior Lien,
                                 Series C, 5.25% due 7/01/2022(d)                                                     1,678

                                 Detroit, Michigan, Water Supply System Revenue Bonds:
       AAA      NR*      4,375       DRIVERS, Series 200, 10.14% due 7/01/2011(c)(e)(g)                               5,670
       AAA      Aaa      1,250       Senior Lien, Series A, 5.875% due 1/01/2010(c)(e)                                1,427
       AAA      Aaa      6,900       Senior Lien, Series A, 5% due 7/01/2034(b)                                       6,831
       AAA      Aaa     15,490       Series B, 5.25% due 7/01/2032(b)                                                15,832
       AAA      Aaa      3,500       Series B, 5% due 7/01/2034(b)                                                    3,465



Portfolio Abbreviations

To simplify the listings of MuniYield Michigan Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HDA        Housing Development Authority
PCR        Pollution Control Revenue Bonds
RIB        Residual Interest Bonds


MuniYield Michigan Insured Fund, Inc.

Schedule of Investments as of July 31, 2004 (concluded)                                                      (in Thousands)

       S&P      Moody's    Face
       Ratings  Ratings  Amount                            Municipal Bonds                                          Value
Michigan (concluded)

       AAA      Aaa    $ 1,415   Detroit, Michigan, Water Supply System Revenue Refunding Bonds, 6.25% due
                                 7/01/2012(c)(h)                                                                 $    1,422

       BBB      Baa2     3,900   Dickinson County, Michigan, Economic Development Corporation, Environmental
                                 Improvement Revenue Refunding Bonds (International Paper Company Project),
                                 Series A, 5.75% due 6/01/2016                                                        4,055

       BBB      Baa2     2,500   Dickinson County, Michigan, Economic Development Corporation, PCR, Refunding
                                 (Champion International Corporation Project), 5.85% due 10/01/2018                   2,551

       A        NR*      3,100   Dickinson County, Michigan, Healthcare System, Hospital Revenue Refunding
                                 Bonds, 5.80% due 11/01/2024(i)                                                       3,171

       AAA      Aaa      1,610   East Grand Rapids, Michigan, Public School District, GO, 5.75% due
                                 5/01/2009(d)(e)                                                                      1,807

                                 Eastern Michigan University Revenue Bonds, Series B(c):
       AAA      Aaa      1,500       5.60% due 6/01/2025                                                              1,601
       AAA      Aaa      1,310       5.625% due 6/01/2030                                                             1,387

       AAA      Aaa      1,025   Eastern Michigan University Revenue Refunding Bonds, 6% due 6/01/2020(a)             1,158

                                 Eaton Rapids, Michigan, Public Schools, School Building and Site, GO(d):
       AAA      Aaa      1,325       5.25% due 5/01/2020                                                              1,420
       AAA      Aaa      1,675       5.25% due 5/01/2021                                                              1,783
       AAA      Aaa      1,700       5% due 5/01/2026                                                                 1,713
       AAA      Aaa      3,600       5% due 5/01/2029                                                                 3,608

       A        NR*        615   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 5.375% due 7/01/2020(i)                                     618

       AAA      Aaa      1,800   Fowlerville, Michigan, Community Schools, School District GO, 5% due
                                 5/01/2030(c)                                                                         1,803

       AAA      Aaa      1,000   Frankenmuth, Michigan, School District, GO, 5.75% due 5/01/2020(c)                   1,102

       AAA      Aaa      3,650   Gibraltar, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2028(c)                                                                         3,665

       AAA      Aaa      1,100   Grand Blanc, Michigan, Community Schools, GO, 5.625% due 5/01/2020(c)                1,212

                                 Grand Rapids, Michigan, Building Authority Revenue Bonds, Series A(a):
       AAA      Aaa      1,100       5.50% due 10/01/2019                                                             1,206
       AAA      Aaa      1,500       5.50% due 10/01/2020                                                             1,635

       AAA      Aaa      2,070   Grand Valley, Michigan, State University Revenue Bonds, 5.50% due
                                 2/01/2018(c)                                                                         2,316

       AAA      NR*      8,425   Greater Detroit, Michigan, Resource Recovery Authority Revenue Bonds,
                                 DRIVERS, Series 167, 11.121% due 12/13/2008(a)(g)                                   10,603

       AAA      Aaa      9,325   Hartland, Michigan, Consolidated School District, GO, 6% due 5/01/2010 (c)(e)       10,683

       AA+      Aa1      1,475   Haslett, Michigan, Public School District, Building and Site, GO, 5.625% due
                                 5/01/2020                                                                            1,622

       AAA      Aaa      3,990   Hudsonville, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029(d)                                                                         3,999

       AAA      Aaa      1,575   Jenison, Michigan, Public Schools, Building and Site, GO, 5.50% due
                                 5/01/2019(c)                                                                         1,724

       AAA      Aaa      3,305   Jonesville, Michigan, Community Schools, GO, 5.75% due 5/01/2029(c)                  3,547

       NR*      Aaa      6,850   Kalamazoo, Michigan, Hospital Finance Authority, Hospital Facility Revenue
                                 Refunding Bonds (Bronson Methodist Hospital), 5.50% due 5/15/2028(b)                 6,996

       AAA      Aaa      4,000   Kent, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds
                                 (Butterworth Hospital), Series A, 7.25% due 1/15/2013(b)                             4,780

                                 Kent, Michigan, Hospital Finance Authority Revenue Bonds (Spectrum Health),
                                 Series A(b):
       AA       Aa3      1,000       5.50% due 1/15/2031                                                              1,018
       AAA      Aaa      3,000       5.50% due 1/15/2031                                                              3,103

       AAA      Aaa      1,510   Lansing, Michigan, Building Authority, GO, Series A, 5.375% due 6/01/2023(b)         1,603

       AAA      Aaa      5,235   Lincoln Park, Michigan, School District, GO, 7% due 5/01/2006(c)(e)                  5,743

       AAA      Aaa      4,775   Livonia, Michigan, Public School District, GO (Building and Site), 5.75% due
                                 5/01/2010(c)(e)                                                                      5,408

       BBB      NR*      2,250   Michigan Higher Education Facilities Authority, Limited Obligation Revenue
                                 Refunding Bonds (Hope College), Series A, 5.90% due 4/01/2032                        2,293

                                 Michigan Higher Education Facilities Authority, Revenue Refunding Bonds
                                 (College for Creative Studies):
       NR*      Baa2     1,235       5.85% due 12/01/2022                                                             1,248
       NR*      Baa2     1,145       5.90% due 12/01/2027                                                             1,147

       AAA      Aaa      2,500   Michigan Higher Education Student Loan Authority, Student Loan Revenue
                                 Bonds, AMT, Series XVII-B, 5.40% due 6/01/2018(a)                                    2,581

       AAA      NR*      1,065   Michigan Municipal Bond Authority Revenue Bonds (Local Government Loan
                                 Program), Group A, 5.50% due 11/01/2020(a)                                           1,162

                                 Michigan Municipal Bond Authority, Revenue Refunding Bonds (Local Government
                                 Loan Program), Series A:
       AAA      Aaa        150       6.50% due 11/01/2012(b)                                                            152
       AAA      Aaa      1,000       6% due 12/01/2013(c)                                                             1,035
       AAA      Aaa      7,000       6.125% due 12/01/2018(c)                                                         7,237

       AA+      Aaa      7,000   Michigan State Building Authority Revenue Bonds, GO, RIB, Series 481, 9.643%
                                 due 4/15/2009(b)(g)                                                                  8,620

                                 Michigan State Building Authority Revenue Refunding Bonds:
       AAA      Aaa      2,500       (Facilities Program), Series I, 5.50% due 10/15/2018(b)                          2,746
       AAA      Aaa      3,000       (Facilities Program), Series II, 5% due 10/15/2029                               3,006
       NR*      Aaa     11,140       RIB, Series 517X, 9.64% due 10/15/2010(d)(g)                                    13,837

                                 Michigan State COP(a):
       AAA      Aaa      3,000       5.40% ** due 6/01/2022                                                           1,199
       AAA      Aaa      3,000       5.50% due 6/01/2027                                                              3,136

       AAA      Aaa      2,665   Michigan State HDA, Rental Housing Revenue Bonds, AMT, Series A, 5.30% due
                                 10/01/2037(b)                                                                        2,679

       AA+      NR*      2,690   Michigan State HDA, Revenue Refunding Bonds, Series C, 5.90% due
                                 12/01/2015(f)                                                                        2,806

       AAA      Aaa      2,530   Michigan State Hospital Finance Authority, Hospital Revenue Bonds
                                 (Mid-Michigan Obligation Group), Series A, 5.50% due 4/15/2018(a)                    2,708

                                 Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds:
       A+       A2       2,200       (Crittenton Hospital), Series A, 5.625% due 3/01/2027                            2,240
       A        A1       2,000       (Sparrow Obligation Group), 5.625% due 11/15/2031                                2,019

                                 Michigan State Hospital Finance Authority Revenue Refunding Bonds:
       AAA      Aaa      2,715       (Ascension Health Credit), Series A, 5.75% due 11/15/2009(b)(e)                  3,082
       AAA      Aaa     12,000       (Ascension Health Credit), Series A, 6.125% due 11/15/2009(b)(e)                13,838
       AAA      Aaa      2,500       (Ascension Health Credit), Series A, 6.25% due 11/15/2009(b)(e)                  2,898
       AAA      Aaa      4,805       (Mercy Health Services), Series T, 6.50% due 8/15/2013(b)                        5,359
       AAA      Aaa      2,000       (Mercy Health Services), Series X, 6% due 8/15/2014(b)                           2,249
       AAA      Aaa      2,200       (Mercy Health Services), Series X, 5.75% due 8/15/2019(b)                        2,401
       AAA      Aaa      4,930       (Mercy Mount Clemens), Series A, 6% due 5/15/2014(b)                             5,526
       AAA      Aaa      3,000       (Saint John Hospital), Series A, 6% due 5/15/2013(a)(h)                          3,151
       AAA      Aaa      6,400       (Trinity Health), Series A, 6% due 12/01/2027(a)                                 6,959
       AA-      Aa3      1,000       (Trinity Health Credit), Series C, 5.375% due 12/01/2023                         1,029
       AA-      Aa3      5,255       (Trinity Health Credit), Series C, 5.375% due 12/01/2030                         5,306

       BBB-     Baa1     5,000   Michigan State Strategic Fund, Limited Obligation Revenue Bonds (Ford Motor
                                 Company Project), AMT, Series A, 6.55% due 10/01/2022                                5,014

                                 Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds:
       AAA      Aaa      7,250       (Detroit Edison Company), AMT, Series A, 5.55% due 9/01/2029(b)                  7,444
       AAA      Aaa      6,000       (Detroit Edison Company Fund - Pollution), Series AA, 6.95% due 5/01/2001(c)     7,175
       A-       A3       3,300       (Detroit Edison Pollution Control), Series C, 5.45% due 9/01/2029                3,331
       A-       A3       2,175       (Dow Chemical Company Project), AMT, 5.50% due 12/01/2028                        2,260
       NR*      Aaa      5,750       RIB, Series 382, 11.39% due 9/01/2025(b)(g)                                      6,485

       BBB      Baa1     2,500   Michigan State Strategic Fund, PCR, Refunding (General Motors Corp.), 6.20%
                                 due 9/01/2020                                                                        2,654

       AAA      Aaa      1,000   Michigan State Trunk Line Revenue Refunding Bonds, 5.25% due 10/01/2021(d)           1,056

       AAA      Aaa     15,000   Monroe County, Michigan, Economic Development Corp., Limited Obligation
                                 Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.95% due
                                 9/01/2022(c)                                                                        19,304

       AAA      Aaa      1,000   Montrose Township, Michigan, School District, GO, 6.20% due 5/01/2017(b)             1,184

       NR*      Aaa      1,830   Muskegon Heights, Michigan, Water System Revenue Bonds, Series A, 5.625%
                                 due 11/01/2025(b)                                                                    1,959

       AAA      Aaa        235   Northview, Michigan, Public School District, GO, Refunding, 5.80% due
                                 5/01/2021(b)                                                                           249

       AAA      Aaa      1,100   Norway Vulcan, Michigan, Area Schools, GO, 5.90% due 5/01/2025(c)                    1,206

       AA+      Aaa      2,425   Oxford, Michigan, Area Community School District, GO, 5.50% due 5/01/2018(d)         2,666

       AAA      Aaa      1,370   Pennfield, Michigan, School District, School Building and Site, GO, 5% due
                                 5/01/2029(c)                                                                         1,373

       AAA      Aaa      1,000   Plainwell, Michigan, Community Schools, School District, School Building and
                                 Site, GO, 5.50% due 5/01/2020(d)                                                     1,088

       A        NR*        700   Pontiac, Michigan, Tax Increment Finance Authority, Tax Increment Revenue
                                 Refunding Bonds (Development Area 2), 5.625% due 6/01/2022(i)                          714

       AAA      Aaa      1,425   Reed, Michigan, City Public Schools, School Building and Site, GO, 5% due
                                 5/01/2026(d)                                                                         1,436

       AA+      Aa1      1,800   Rochester, Michigan, Community School District, GO, Series II, 5.50% due
                                 5/01/2015(c)                                                                         1,984

       AAA      Aaa      2,500   Saginaw, Michigan, Hospital Finance Authority Revenue Refunding Bonds
                                 (Covenant Medical Center), Series E, 5.625% due 7/01/2013(b)                         2,759

                                 Saginaw Valley State University, Michigan, General Revenue Refunding Bonds(c):
       NR*      Aaa      2,100       5% due 7/01/2024                                                                 2,138
       NR*      Aaa      1,445       5% due 7/01/2034                                                                 1,442

       NR*      Aaa      8,900   Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
                                 Edison Company), RIB, Series 282, 11.42% due 8/01/2024(a)(g)                        11,309

       AAA      Aaa      1,300   Southfield, Michigan, Library Building Authority, GO, 5.50% due 5/01/2018(b)         1,423

                                 Southfield, Michigan, Public Schools, School Building and Site, GO,
                                 Series B(d):
       AAA      Aaa      2,900       5.25% due 5/01/2027                                                              3,002
       AAA      Aaa      3,500       5% due 5/01/2029                                                                 3,508

       AAA      Aaa      1,325   Sparta, Michigan, Area Schools, School Building and Site, GO, 5% due
                                 5/01/2030(c)                                                                         1,325

                                 Sturgis, Michigan, Public School District, School Building and Site, GO:
       AA+      Aa1      1,900       5.50% due 5/01/2021                                                              2,061
       AA+      Aa1      2,545       5.625% due 5/01/2030                                                             2,694

       AAA      Aaa      1,000   Three Rivers, Michigan, Community Schools, GO, 6% due 5/01/2006(b)(e)                1,080

       AAA      Aaa      1,100   Waverly, Michigan, Community School, GO, 5.50% due 5/01/2021(c)                      1,193

       AAA      Aaa     10,660   Wayne Charter County, Michigan, Airport Revenue Bonds (Detroit Metropolitan
                                 Wayne County), AMT, Series A, 5.375% due 12/01/2015(b)                              11,344

       AAA      Aaa      1,750   Wayne Charter County, Michigan, Detroit Metropolitan Airport, GO, Airport
                                 Hotel, Series A, 5% due 12/01/2030(b)                                                1,752

                                 West Bloomfield, Michigan, School District, GO Refunding(c):
       AAA      Aaa      1,710       5.50% due 5/01/2017                                                              1,888
       AAA      Aaa      1,225       5.50% due 5/01/2018                                                              1,347

       AAA      Aaa      2,405   West Branch-Rose City, Michigan, Area School District, GO, 5.50% due
                                 5/01/2024(c)                                                                         2,558

       AAA      Aaa      1,600   Zeeland, Michigan, Public Schools, School Building and Site, GO, 5% due
                                 5/01/2029(b)                                                                         1,604



Puerto Rico -  4.6%

       AAA      Aaa      1,270   Puerto Rico Electric Power Authority, Power Revenue Bonds, Trust Receipts,
                                 Class R, Series 16 HH, 10.07% due 7/01/2013(d)(g)                                    1,632

       AAA      Aaa      3,790   Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5% due
                                 8/01/2027(d)                                                                         3,837

                                 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
                                 Revenue Bonds(e):
       AAA      Aaa      1,000       Series A, 5.375% due 8/01/2011(b)                                                1,122
       BBB+     Baa2     2,900       Series E, 5.75% due 2/01/2007                                                    3,146
       BBB+     Baa2     1,000       Series E, 5.70% due 2/01/2010                                                    1,129

       AAA      Aaa      2,150   University of Puerto Rico, University Revenue Refunding Bonds, Series O,
                                 5.375% due 6/01/2030(b)                                                              2,212

                                 Total Municipal Bonds (Cost - $382,996) - 145.8%                                   410,792


                        Shares
                          Held                          Short-Term Securities
                        11,077   CMA Michigan Municipal Money Fund(j)                                                11,077

                                 Total Short-Term Securities (Cost - $11,077) - 3.9%                                 11,077

       Total Investments (Cost - $394,073***) - 149.7%                                                              421,869
       Other Assets Less Liabilities- 0.0%                                                                               22
       Preferred Stock, at Redemption Value - (49.7%)                                                             (140,009)
                                                                                                                 ----------
       Net Assets Applicable to Common Stock - 100.0%                                                            $  281,882
                                                                                                                 ==========

(a) AMBAC Insured.

(b) MBIA Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) Prerefunded.

(f) FHA Insured.

(g) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at July 31, 2004.

(h) Escrowed to maturity.

(i) ACA Insured.

(j) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                     (in Thousands)

                                                Net        Dividend
Affiliate                                     Activity      Income

CMA Michigan Municipal Money Fund               241          $ 41


* Not Rated.

** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.

***The cost and unrealized appreciation/depreciation of investments as of July 31, 2004, as computed for federal income tax purposes were as follows:

                                                     (in Thousands)

Aggregate cost                                       $      394,073
                                                     ==============
Gross unrealized appreciation                        $       27,895
Gross unrealized depreciation                                  (99)
                                                     --------------
Net unrealized appreciation                          $       27,796
                                                     ==============


Forward interest rate swaps outstanding as of July 31, 2004 were as follows:

                                                          (in Thousands)

                                                Notional      Unrealized
                                                 Amount      Depreciation

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate equal
  to 4.229%

Broker, J.P. Morgan Chase Bank
  Expires August 2014                           $ 10,000       $  (402)

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate equal
  to 4.081%

Broker, J.P. Morgan Chase Bank
  Expires August 2014                           $ 10,100          (276)

Receive a variable rate equal to 7-Day
  Bond Market Association Municipal Swap
  Index Rate and pay a fixed rate equal
  to 3.885%

Broker, J.P. Morgan Chase Bank
  Expires October 2014                          $ 21,500          (138)
                                                               --------
Total                                                          $  (816)
                                                               ========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Michigan Insured Fund, Inc.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Michigan Insured Fund, Inc.


Date: September 17, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       MuniYield Michigan Insured Fund, Inc.


Date: September 17, 2004


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       MuniYield Michigan Insured Fund, Inc.


Date: September 17, 2004